Leases - Schedule of Changes in Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024
Right-of-use assets
Right-of-use assets, beginning balance	$ 279.8
Right-of-use assets, ending balance	280.2	$ 279.8
Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	220.6
Right-of-use assets, ending balance	224.7	220.6
Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	20.2
Right-of-use assets, ending balance	20.0	20.2
Other
Right-of-use assets
Right-of-use assets, beginning balance	39.0
Right-of-use assets, ending balance	35.5	39.0
Cost
Right-of-use assets
Right-of-use assets, beginning balance	555.4	500.0
Additions	57.7	32.7
Additions from business combinations (note 5)		1.2
Lease modifications	18.5	33.7
Derecognition on termination	23.7	9.0
Impact of foreign currency translation	28.0	(3.2)
Right-of-use assets, ending balance	635.9	555.4
Cost | Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	450.3	396.7
Additions	53.8	29.8
Additions from business combinations (note 5)		0.0
Lease modifications	11.8	31.9
Derecognition on termination	22.0	5.1
Impact of foreign currency translation	26.5	(3.0)
Right-of-use assets, ending balance	520.4	450.3
Cost | Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	44.2	44.9
Additions	0.0	0.2
Additions from business combinations (note 5)		1.2
Lease modifications	5.3	0.0
Derecognition on termination	0.0	2.1
Impact of foreign currency translation	0.1	0.0
Right-of-use assets, ending balance	49.6	44.2
Cost | Other
Right-of-use assets
Right-of-use assets, beginning balance	60.9	58.4
Additions	3.9	2.7
Additions from business combinations (note 5)		0.0
Lease modifications	1.4	1.8
Derecognition on termination	1.7	1.8
Impact of foreign currency translation	1.4	(0.2)
Right-of-use assets, ending balance	65.9	60.9
Accumulated depreciation
Right-of-use assets
Right-of-use assets, beginning balance	(275.6)	(208.2)
Derecognition on termination	(20.4)	(9.0)
Depreciation	84.3	76.6
Impairment losses	1.5	1.0
Impact of foreign currency translation	(14.7)	1.2
Right-of-use assets, ending balance	(355.7)	(275.6)
Accumulated depreciation | Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	(229.7)	(171.1)
Derecognition on termination	(19.9)	(5.1)
Depreciation	70.5	63.8
Impairment losses	1.5	1.0
Impact of foreign currency translation	(13.9)	1.1
Right-of-use assets, ending balance	(295.7)	(229.7)
Accumulated depreciation | Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	(24.0)	(20.6)
Derecognition on termination	0.0	(2.1)
Depreciation	5.6	5.5
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.0	0.0
Right-of-use assets, ending balance	(29.6)	(24.0)
Accumulated depreciation | Other
Right-of-use assets
Right-of-use assets, beginning balance	(21.9)	(16.5)
Derecognition on termination	(0.5)	(1.8)
Depreciation	8.2	7.3
Impairment losses	0.0	0.0
Impact of foreign currency translation	(0.8)	0.1
Right-of-use assets, ending balance	$ (30.4)	$ (21.9)